Accounting Estimates and Judgments - Additional Information (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of changes in accounting estimates [Line Items]
Provision for impairment loss for long-lived assets	¥ 0	¥ 0	¥ 10